LIFE SETTLEMENT POLICIES - Estimated Premiums (Details)	Dec. 31, 2023 USD ($)
Investments, All Other Investments [Abstract]
2024	$ 88,039
2025	100,785
2026	78,850
2027	50,388
2028	32,736
Thereafter	366,103
Total	$ 716,901